Operating Expenses - Schedule of Information about Employees (Details) - employee	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of information of employees [Line Items]
Total	96	201	171
General and administrative
Disclosure of information of employees [Line Items]
Total	40	57	52
Research and development
Disclosure of information of employees [Line Items]
Total	56	144	119